MASSMUTUAL SELECT FUNDS
MM MSCI EAFE® International Index Fund
Supplement dated November 22, 2021 to the
Prospectus dated February 1, 2021 and the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. This supplement replaces the supplement for the Fund dated October 5, 2021. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information pertains to the MM MSCI EAFE® International Index Fund:
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM MSCI EAFE International Index Fund (the “Fund”) will be dissolved. Effective on or about June 24, 2022 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-21-15
II-21-02

MASSMUTUAL SELECT FUNDS
MM Russell 2000® Small Cap Index Fund
Supplement dated November 22, 2021 to the
Prospectus dated February 1, 2021 and the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. This supplement replaces the supplement for the Fund dated October 5, 2021. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information pertains to the MM Russell 2000® Small Cap Index Fund:
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM Russell 2000 Small Cap Index Fund (the “Fund”) will be dissolved. Effective on or about June 24, 2022 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-21-16
SCI-21-02

MASSMUTUAL SELECT FUNDS
MM S&P® Mid Cap Index Fund
Supplement dated November 22, 2021 to the
Prospectus dated February 1, 2021 and the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. This supplement replaces the supplement for the Fund dated October 5, 2021. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information pertains to the MM S&P® Mid Cap Index Fund:
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM S&P Mid Cap Index Fund (the “Fund”) will be dissolved. Effective on or about June 24, 2022 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-21-17
MCI-21-02